WARRANT LIABILITY (Details 3) - Placement Agent Warrants [Member] - $ / shares		9 Months Ended
	Oct. 03, 2023	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Exercise price	$ 2.38	$ 2.38
Share price	$ 1.97	$ 1.82
Expected life	4 years 11 months 26 days	4 years 9 months 3 days
Expected volatility	100.70%	102.04%
Risk free interest rate	4.80%	3.86%
Expected dividend